Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	AMERICAN NATIONAL GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39369
Entity Tax Identification Number	30-1221711
Entity Address, Address Line One	One Moody Plaza
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550-7999
City Area Code	409
Local Phone Number	763-4661
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	ANAT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001801075
Amendment Flag	false